ACQUISITION AND DISPOSITION (Details Narrative)	9 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares
Business Acquisition [Line Items]
Common stock, shares issued | shares	551,503		483,150	275,752
Common stock value	$ 14,989,912		$ 14,337,739	$ 8,976,747
Risk free interest rate		1.50%	1.50%
Expected term		10 years	10 years
Expected volatility rate		96.56%	96.56%
Expected dividend rate
Long-term debt and lease obligation, current				$ 10,000
Gain loss on termination of lease				604,687
Disposal of equipment				$ 8,770
Permex Petroleum US Corporation [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired				100.00%
Net revenue interest rate				81.75%
Common stock, shares issued | shares				104,167
Number of shares purchase warrants as consideration | shares				52,083
Common stock value				$ 2,468,750
Risk free interest rate				1.51%
Expected term				10 years
Expected volatility rate				96.56%
Expected dividend rate				0.00%
Exercise price of warrants or rights | (per share)				$ 37.68	$ 48.00
Permex Petroleum US Corporation [Member] | Valuation Technique, Option Pricing Model [Member]
Business Acquisition [Line Items]
Share purchase warrants				$ 1,051,370